Document and Entity Information	May 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2025
Entity Registrant Name	QNB Corp.
Entity Central Index Key	0000750558
Entity Emerging Growth Company	false
Entity File Number	0-17706
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	23-2318082
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	15 North Third Street
Entity Address, Address Line Two	P.O. Box 9005
Entity Address, City or Town	Quakertown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18951-9005
City Area Code	215
Local Phone Number	538-5600
Title of 12(b) Security	Common Stock
Trading Symbol	QNBC
Security Exchange Name	NONE